Leases	12 Months Ended
Dec. 31, 2021
Leases [abstract]
Disclosure of leases [text block]
23 Leases
Equinor leases certain assets, notably drilling rigs, transportation vessels, storages and office facilities for operational activities.
Equinor is mostly a lessee and the use of leases serves operational purposes rather than as a tool for financing.
Certain leases, such as land bases, supply vessels, helicopters and office buildings are entered into by Equinor for subsequent allocation of costs to licences operated by Equinor. These lease liabilities are recognized on a gross basis in the balance sheet, income statement and statement of cash flows when Equinor is considered to have the primary responsibility for the full lease
payments. Lease liabilities related to assets dedicated to specific licences, where each licence participants are considered to have the
primary responsibility for lease payments, are reflected net of partner share. This would typically involve drilling rigs dedicated to
specific licences on the Norwegian continental shelf.
Information related to lease payments and lease

liabilities
(in USD million) 2021 2020
Lease liabilities at 1 January 4,406 4,339
New leases, including remeasurements and cancellations 476 1,349
Gross lease payments (1,350) (1,415)
Lease interest 91 102
Lease repayments

(1,259) (1,259) (1,313) (1,313)
Foreign currency translation effects (61) 31
Lease liabilities at 31 December 3,562 4,406
Current lease liabilities 1,113 1,186
Non-current lease liabilities 2,449 3,220
Lease expenses not included in lease liabilities
(in USD million) 2021 2020
Short-term lease expenses 160 342
Payments related to short term leases are mainly related to drilling rigs and transportation vessels, for which a significant portion of
the lease costs have been included in the cost of other assets, such as rigs used in exploration or development activities. Variable
lease expense and lease expense related to leases of low value assets are not significant.
Equinor recognised revenues of USD 272

million in 2021 and USD
252

million in 2020 related to lease costs recovered from licence partners related to lease contracts being recognised gross by Equinor. In addition, Equinor received repayments of USD 4 million in
2021 and USD 29

million in 2020 related to finance subleases. At year-end 2021 and 2020 total finance sublease receivables were
USD 104

million and USD
38

million respectively, which are included in the line items Prepayments and financial receivables and
Trade and other receivables in the Consolidated balance sheet.
Commitments relating to lease contracts which had not yet commenced at year-end are included within Other commitments in note 24
Other commitments, contingent liabilities and contingent assets.
A maturity profile based on undiscounted contractual cash flows for lease liabilities is disclosed in note 6 Financial risk and capital
management.
Non-current lease liabilities maturity profile
At 31 December
(in USD million) 2021 2020
Year 2 and 3 1,164 1,513
Year 4 and 5 586 748
After 5 years 699 959
Total repayment of non-current lease liabilities 2,449 3,220
Information related to Right of use assets
(in USD million) Drilling rigs Vessels
Land and
buildings
Storage
facilities Other Total
Right of use assets at 1 January 2021 1,004 1,606 1,215 133 161 4,119
Additions,

remeasurements,

cancellations and
divestments 14 300 28 8 78 427
Depreciation and impairment
1)
(316) (617) (176) (72) (82) (1,265)
Foreign currency translation effects (26) (8) (12) 0 (5) (50)
Right of use assets at 31 December 2021 675 1,280 1,055 68 152 3,231
(in USD million) Drilling rigs Vessels
Land and
buildings
Storage
facilities Other Total
Right of use assets at 1 January 2020 951 1,320 1,365 156 219 4,011
Additions,

remeasurements,

cancellations and
divestments 380 853 18 45 30 1,326
Depreciation and impairment 1) (349) (571) (179) (68) (90) (1,257)
Foreign currency translation effects 23 4 11 0 2 40
Right of use assets at 31 December 2020 1,004 1,606 1,215 133 161 4,119
1) USD 320 million in 2021 and USD 359

million in 2020 of the depreciation cost have been

allocated to activities being capitalised. See

note
11 Property,

plant and equipment.
The Right of use assets are included within the line item Property, plant and equipment in the Consolidated balance sheet. See also note 11 Property,

plant and equipment.